Transactions and Balances with Related Parties - Schedule of Current Assets Under Other Receivables (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Assets Under Other Receivables [Line Items]
Deferred debt issuance costs (note 4F)	$ 617
Other receivables	$ 617